Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000240058 | U.S. Treasury Notes1.37510/31/2028
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000240058 | U.S. Treasury Bond5.3752/15/2031
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000240058 | U.S. Treasury Notes4.04/30/2032
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000240058 | U.S. Treasury Notes1.1258/31/2028
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000240058 | U.S. Treasury Notes3.8756/30/2030
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000240058 | U.S. Treasury Notes4.1255/31/2032
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240058 | U.S. Treasury Notes4.05/31/2030
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240058 | U.S. Treasury Notes3.756/30/2030
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240058 | U.S. Treasury Notes4.07/31/2030
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240058 | U.S. Treasury Notes3.755/31/2030
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240058 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240058 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000240073 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240073 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240073 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240073 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240073 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240073 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240073 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240073 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240073 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240073 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240073 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240073 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240073 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000240073 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000240073 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000240073 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000240073 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240073 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240073 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240073 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240073 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240073 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240067 | U.S. Treasury Notes4.255/15/2035
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000240067 | U.S. Treasury Notes1.8752/15/2032
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000240067 | U.S. Treasury Notes4.511/15/2033
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000240067 | U.S. Treasury Notes3.8758/15/2034
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000240067 | U.S. Treasury Notes3.8758/15/2033
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240067 | U.S. Treasury Notes3.52/15/2033
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240067 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240067 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000240070 | U.S. Treasury Floating Rate Notes4.5258271/31/2026
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000240070 | U.S. Treasury Floating Rate Notes4.3788271/31/2027
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000240070 | U.S. Treasury Floating Rate Notes4.4628277/31/2026
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000240070 | U.S. Treasury Floating Rate Notes4.48582710/31/2026
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000240070 | U.S. Treasury Floating Rate Notes4.4308274/30/2026
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000240070 | U.S. Treasury Floating Rate Notes4.4408274/30/2027
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000240070 | U.S. Treasury Floating Rate Notes4.45082710/31/2025
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240070 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000240070 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000245468 | U.S. Treasury Bills4.498/7/2025
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000245468 | U.S. Treasury Bills4.379/11/2025
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000245468 | U.S. Treasury Floating Rate Note4.4058277/31/2025
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000245468 | Federal Home Loan Bank4.3810/2/2025
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000245468 | Freddie Mac Discount Note4.307/9/2025
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000245468 | MSILF Government Portfolio, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245468 | U.S. Treasury Bills4.498/26/2025
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245468 | BlackRock Liquidity FedFund, 4.22%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245468 | Federal Farm Credit Bank4.441/28/2026
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245468 | Federal Home Loan Bank4.3957/11/2025
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245468 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000245468 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000245468 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000245468 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240068 | U.S. Treasury Bonds3.05/15/2047
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000240068 | U.S. Treasury Bonds1.87511/15/2051
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000240068 | U.S. Treasury Bonds3.05/15/2045
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000240068 | U.S. Treasury Bonds4.6252/15/2055
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000240068 | U.S. Treasury Bonds4.752/15/2045
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240068 | U.S. Treasury Bonds1.62511/15/2050
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240068 | U.S. Treasury Bonds4.1258/15/2053
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240068 | U.S. Treasury Bonds5.05/15/2045
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240068 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000240068 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000240076 | WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000240076 | WisdomTree U.S. Short Term Corporate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000240076 | WisdomTree Mortgage Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000240076 | WisdomTree Interest Rate Hedged High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000240076 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000240076 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000240076 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000228751 | U.S. Treasury Notes3.758/15/2027
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000228751 | U.S. Treasury Notes3.8753/15/2028
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000228751 | U.S. Treasury Notes3.754/30/2027
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000228751 | U.S. Treasury Notes1.2511/30/2026
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000228751 | U.S. Treasury Notes3.755/15/2028
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000228751 | U.S. Treasury Notes3.754/15/2026
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228751 | U.S. Treasury Notes4.6253/15/2026
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228751 | U.S. Treasury Notes4.37512/15/2026
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228751 | U.S. Treasury Notes4.1256/15/2026
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228751 | U.S. Treasury Notes4.252/15/2028
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228751 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228751 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000241818 | WisdomTree U.S. Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000241818 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000241818 | WisdomTree U.S. Total Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000241818 | Vanguard International High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241818 | WisdomTree Emerging Markets High Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241818 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000241818 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241818 | WisdomTree International Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241818 | JPMorgan BetaBuilders Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241818 | WisdomTree Japan Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241818 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241818 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000241816 | WisdomTree U.S. Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000241816 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000241816 | WisdomTree U.S. Total Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000241816 | Vanguard International High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000241816 | WisdomTree Emerging Markets High Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241816 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000241816 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241816 | WisdomTree International Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241816 | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000241816 | WisdomTree Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241816 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000241816 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241819 | WisdomTree Mortgage Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241819 | WisdomTree U.S. Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000241819 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241819 | WisdomTree U.S. Total Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241819 | Vanguard International High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241819 | WisdomTree Emerging Markets High Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241819 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241819 | WisdomTree International Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241819 | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000241819 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000241819 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241819 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000240075 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240075 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000240075 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240075 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240075 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240075 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240075 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240075 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240075 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240075 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240075 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000240075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240075 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000240075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000240075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240071 | U.S. Treasury Inflation-Indexed Notes0.1251/15/2030
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000240071 | U.S. Treasury Inflation-Indexed Notes0.8751/15/2029
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000240071 | U.S. Treasury Inflation-Indexed Bonds2.1252/15/2041
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000240071 | U.S. Treasury Inflation-Indexed Bonds3.6254/15/2028
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240071 | U.S. Treasury Inflation-Indexed Bonds2.01/15/2026
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240071 | U.S. Treasury Inflation-Indexed Notes1.1251/15/2033
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000240071 | U.S. Treasury Inflation-Indexed Bonds0.1252/15/2052
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000240071 | U.S. Treasury Inflation-Indexed Notes0.12510/15/2026
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240071 | U.S. Treasury Inflation-Indexed Notes0.6257/15/2032
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240071 | U.S. Treasury Inflation-Indexed Bonds1.3752/15/2044
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240071 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240071 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.80%

[1]	Represents less than 0.1%
[2]	Represents less than 0.1%